Loss Per Share (Details) - Schedule of loss per share - CHF (SFr)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Loss Per Share Abstract
Loss attributable to owners of the Company	SFr (7,306,318)	SFr (6,754,579)	SFr (17,390,166)	SFr (8,200,165)	SFr (6,631,901)
Weighted average number of shares outstanding	774,898	622,741	13,246,281	6,014,146	2,909,056
Basic and diluted loss per share	SFr (9.43)	SFr (10.85)	SFr (1.31)	SFr (1.36)	SFr (2.28)